December 26, 2007


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


                Re: Van Kampen Unit Trusts, Municipal Series 667

                     (File No. 333-145367) (CIK No. 1371583)
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Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 21 2007.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.